EXPLORATION AND EVALUATION ASSETS (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) ha Integer shares	Dec. 31, 2012 USD ($) shares
Yukon, Canada [Member] | Mayo Mining Division [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Ownership percentage	100.00%
Yukon, Canada [Member] | Mayo Mining Division [Member] | Eagle property option agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Terms of agreement	During the year ended December 31, 2017, an option agreement was signed between Avino and Alexco Resource Corp. ("Alexco"), granting Alexco the right to acquire a 65% interest in 14 quartz mining leases.
Description for exercise of the option	To exercise the option, Alexco must pay Avino a total of $70,000 in instalments over 4 years, issue Avino a total of 70,000 Alexco common shares in instalments over 4 years, incur $550,000 in exploration work by the second anniversary of the option agreement date, and a further $2.2 million in exploration work on the Eagle Property by the fourth anniversary of the option agreement date
Consideration payable under agreement by Alexco | $	$ 70,000
Shares issuable under agreement by Alexco | shares	70,000
Exploration work required under agreement, amount | $	$ 550,000
Additional exploration work required under agreement, amount | $	$ 2,200,000
Description for succession of agreement	In the event that Alexco earns its 65% interest in the Eagle Property, Alexco and Avino will form a joint venture for the future exploration and development of the Eagle Property, and may contribute towards expenditures in proportion to their interests (65% Alexco / 35% Avino). If either company elects to not contribute its share of costs, then its interest will be diluted. If either company’s joint venture interest is diluted to less than 10%, its interest will convert to a 5.0% net smelter returns royalty, subject to the other’s right to buy-down the royalty to 2.0% for $2.5 million
British Columbia, Canada [Member] | Lillooet Mining Division [Member] | Minto and Olympic-Kelvin properties[Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Mineral claims property, description	The Company’s mineral claims in British Columbia encompass two additional properties, Minto and Olympic-Kelvin, each of which consists of 100% owned Crown-granted mineral claims located in the Lillooet Mining Division
British Columbia, Canada [Member] | Lillooet Mining Division [Member] | Bralorne Mine [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Description of royalty terms	The BRX Property carries a 1% net smelter returns royalty to a maximum of C$0.25 million, and a 2.5% net smelter returns royalty
Durango, Mexico [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of mineral claims on lease	4
Number of mineral claims owned by Avino Mexico	42
Durango, Mexico [Member] | Unification La Platosa properties [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of exploitation concessions	3
Description for exploration period	The Company has obtained the exclusive right to explore and mine the property for an initial period of 15 years, with the option to extend the agreement for another 5 years
Exploration and Mining rights acquisition consideration transferred, shares issued | shares		135,189
Exploration and Mining rights acquisition consideration transferred shares issued, value | $		$ 250,000
Durango, Mexico [Member] | Unification La Platosa properties [Member] | Minerales [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Description of royalty terms	The Company has agreed to pay to Minerales a royalty equal to 3.5% of net smelter returns (“NSR”). In addition, after the start of production, if the minimum monthly processing rate of the mine facilities is less than 15,000 tonnes, then the Company must pay to Minerales a minimum royalty equal to the applicable NSR royalty based on the processing at a monthly rate of 15,000 tonnes
Description for exclusive right acquisition under agreement	Minerales has also granted to the Company the exclusive right to purchase a 100% interest in the property at any time during the term of the agreement (or any renewal thereof), upon payment of $8 million within 15 days of the Company’s notice of election to acquire the property
Exclusive rights acquisition, purchase price | $	$ 8,000,000
Durango, Mexico [Member] | 4 Concessions [Member] | Santiago Papasquiaro property [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of exploitation concessions	4
Area of exploitation concessions | ha	2,552.6
Durango, Mexico [Member] | 4 Concessions [Member] | Avino mine area property [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of exploitation concessions	4
Area of exploitation concessions | ha	154.4
Durango, Mexico [Member] | 9 Concessions [Member] | Gomez Palacio property [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of exploitation concessions	9
Area of exploitation concessions | ha	2,549
Durango, Mexico [Member] | 1 Concessions [Member] | Santiago Papasquiaro property [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of exploitation concessions	1
Area of exploitation concessions | ha	602.9
Durango, Mexico [Member] | 1 Concessions [Member] | Avino mine area property [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of exploitation concessions	1
Area of exploitation concessions | ha	98.83
Durango, Mexico [Member] | 24 Concessions [Member] | Avino mine area property [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of exploitation concessions	24
Area of exploitation concessions | ha	1,284.7